Intangibles (Annual and Quarter) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Interest Costs Capitalized			$ 8,890	$ 7,805
Amortization of Intangible Assets	$ 54,152	$ 32,107	$ 121,342	$ 11,937